Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Percentage of participant matching contributions	100.00%
Maximum percentage of compensation matched	6.00%
Percentage of employee pre-tax contributions of gross pay	75.00%
Percentage of employee after-tax Roth contributions	75.00%
Term after hire date for automatic enrollment (in days)	30 days
Automatic enrollment percentage of contributions	3.00%
Maximum combined pre-tax and after-tax Roth contribution	$ 7,500
Forfeiture amounts	6	$ 23
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Percentage of maximum borrowing to total account	50.00%
Basis spread on variable rate	1.00%
Borrowing term (in years)	5 years
Maximum term for principal residence (in years)	15 years
Vesting of benefits (in years)	3 years
Cash out limit	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Interest rates on notes receivable from participants	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rates on notes receivable from participants	9.50%